Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2023		Dec. 31, 2022
	FV	CV	FV	CV
Financial assets at amortized cost
Cash and cash equivalents[1]	$249,794	$249,794	$225,665	$225,665
Guaranteed investment certificates[1]	1,359	1,359	-	-
Restricted cash[1]	1,964	1,964	486	486
Fair value through profit or loss
Trade and other receivables[2,3]	176,214	176,214	87,638	87,638
Non-hedge derivative assets [4]	1,416	1,416	577	577
Investments [5]	6,452	6,452	9,799	9,799
Total financial assets	$437,199	$437,199	$324,165	$324,165
Financial liabilities at amortized cost
Trade and other payables1, [2]	219,304	219,304	195,872	195,872
Deferred Rosemont acquisition consideration [8]	9,713	9,713	18,876	18,876
Agreements with communities [6]	53,459	54,979	35,870	42,493
Wheaton refund liability[10]	10,346	6,653	7,744	6,383
Senior unsecured notes [7]	1,176,312	1,190,586	1,094,988	1,188,132
Senior secured revolving credit facilities[11]	96,950	96,950	-	-
Fair value through profit or loss
Gold prepayment liability [9]	55,901	55,901	71,208	71,208
Non-hedge derivative liabilities [4]	11,811	11,811	17,995	17,995
Total financial liabilities	$1,633,796	$1,645,897	$1,442,553	$1,540,959

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2023	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$1,416	$-	$1,416
Investments	6,452	-	-	6,452
	$6,452	$1,416	$-	$7,868
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$11,811	$-	$11,811
Gold prepayment liability	-	55,901	-	55,901
Financial liabilities at amortized cost:
Agreements with communities	-	-	53,459	53,459
Wheaton refund liability	-	-	10,346	10,346
Senior secured revolving credit facilities	-	-	96,950	96,950
Senior unsecured notes	1,176,312	-	-	1,176,312
	$1,176,312	$67,712	$160,755	$1,404,779

December 31, 2022	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$577	$-	$577
Investments	9,799	-	-	9,799
	$9,799	$577	$-	$10,376
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$17,995	$-	$17,995
Gold prepayment liability	-	71,208	-	71,208
Financial liabilities at amortized cost:
Agreements with communities	-	-	35,870	35,870
Wheaton refund liability	-	-	7,744	7,744
Senior unsecured notes	1,094,988	-	-	1,094,988
	$1,094,988	$89,203	$43,614	$1,227,805

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
Metal in concentrate		Sales awaiting final pricing		Average YTD price ($/unit)
	Unit	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Copper	pounds (in thousands)	111,069	79,833	3.87	3.80
Gold	troy ounces	50,563	22,079	2,072	1,823
Silver	troy ounces	205,579	71,809	23.94	23.91
Zinc	pounds (in thousands)	16,416	18,145	1.20	1.35

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2023			Dec. 31, 2022
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash	$19,039	$16,737	$1,956	$9,833	$26,749	$11,067
Trade and other receivables	34	76,251	333	58	20,520	634
Other financial assets	6,452	-	-	9,799	-	-
Trade and other payables	(6,090)	-	(20,988)	(5,626)	(113)	(29,587)
Other financial liabilities	-	-	(54,979)	-	-	(42,493)
	$19,435	$92,988	$(73,678)	$14,064	$47,156	$(60,379)

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2023	Change of:	Would have changed 2023 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$3.7	million
USD/CAD exchange rate[1]	- 10%	(4.5)	million
USD/PEN exchange rate[2]	+ 10%	4.4	million
USD/PEN exchange rate[2]	- 10%	(5.3)	million
December 31, 2022	Change of:	Would have changed 2022 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$1.5	million
USD/CAD exchange rate[1]	- 10%	(1.8)	million
USD/PEN exchange rate[2]	+ 10%	3.5	million
USD/PEN exchange rate[2]	- 10%	(4.3)	million

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2023	Change of:	Would have changed 2023 after-tax profit by:
Copper prices ($/lb)[1]	+ $0.30	$2.6	million
Copper prices ($/lb)[1]	- $0.30	(2.0)	million
Zinc prices ($/lb)[2]	+ $0.10	0.1	million
Zinc prices ($/lb)[2]	- $0.10	(0.1)	million
December 31, 2022	Change of:	Would have changed 2022 after-tax profit by:
Copper prices ($/lb)[1]	+ $0.30	$(1.8)	million
Copper prices ($/lb)[1]	- $0.30	1.8	million
Zinc prices ($/lb)[2]	+ $0.10	-	million
Zinc prices ($/lb)[2]	- $0.10	-	million

Disclosure of detailed information about share price risk [Table Text Block]
December 31, 2023	Change of:	Would have changed 2023 after-tax profit by:
Share prices	+ 25%	$1.6	million
Share prices	- 25%	(1.6)	million
December 31, 2022	Change of:	Would have changed 2022 after-tax profit by:
Share prices	+ 25%	$2.4	million
Share prices	- 25%	(2.4)	million

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2023	Change of:	Would have changed 2023 after-tax profit by:
Interest rates	+ 2.00%	$3.0	million
Interest rates	- 2.00%	(3.0)	million
December 31, 2022	Change of:	Would have changed 2022 after-tax profit by:
Interest rates	+ 2.00%	$4.5	million
Interest rates	- 2.00%	(4.5)	million

Disclosure of detailed information about liquidity risk [Table Text Block]
Dec. 31, 2023	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$249,794	$249,794	$249,794	$-	$-	$-
Restricted cash	1,964	1,964	1,964	-	-	-
Trade and other receivables	176,214	176,214	176,214	-	-	-
Non-hedge derivative assets	1,416	1,416	1,416	-	-	-
	$429,388	$429,388	$429,388	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(219,304)	$(219,304)	$(219,304)	$-	$-	$-
Agreements with communities [1]	(54,979)	(79,454)	(20,428)	(10,593)	(8,084)	(40,349)
Deferred Rosemont acquisition consideration	(9,713)	(10,000)	(10,000)	-	-	-
Senior unsecured notes	(1,190,586)	(1,469,625)	(63,750)	(714,000)	(73,500)	(618,375)
Senior secured revolving credit facilities	(96,950)	(120,737)	(11,416)	(109,321)	-	-
Gold prepayment obligation [2]	(55,901)	(55,901)	(55,901)	-	-	-
Wheaton refund liability	(6,653)	(79,232)	-	-	-	(79,232)
	$(1,634,086)	$(2,034,253)	$(380,799)	$(833,914)	$(81,584)	$(737,956)
Derivative financial liabilities
Non hedge derivative contracts	$(11,811)	$(11,811)	$(11,811)	$-	$-	$-
	$(11,811)	$(11,811)	$(11,811)	$-	$-	$-
Dec. 31, 2022	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$225,665	$225,665	$225,665	$-	$-	$-
Restricted cash	486	486	486	-	-	-
Trade and other receivables	87,638	87,638	87,638	-	-	-
Non-hedge derivative assets	577	577	577	-	-	-
	$314,366	$314,366	$314,366	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(195,872)	$(195,872)	$(195,872)	$-	$-	$-
Agreements with communities [1]	(42,493)	(67,662)	(8,421)	(8,591)	(7,688)	(42,962)
Deferred Rosemont acquisition consideration	(18,876)	(20,000)	(10,000)	(10,000)	-	-
Long-term debt, including embedded derivatives	(1,188,132)	(1,541,669)	(66,692)	(132,852)	(687,000)	(655,125)
Gold prepayment obligation [2]	(71,208)	(71,208)	(71,208)	-	-	-
Wheaton refund liability	(6,383)	(79,232)	-	-	-	(79,232)
	$(1,522,964)	$(1,975,643)	$(352,193)	$(151,443)	$(694,688)	$(777,319)
Derivative financial liabilities
Non-hedge derivative contracts	$(17,995)	$(17,995)	$(17,995)	$-	$-	$-
	$(17,995)	$(17,995)	$(17,995)	$-	$-	$-